Monte Chesapeake Macro Strategies Fund
Summary Section
Investment Objective.
The investment objective of the Monte Chesapeake Macro Strategies Fund (the “Fund”) is to seek positive absolute return and long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Monte Chesapeake Macro Strategies Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Monte Chesapeake Macro Strategies Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.96%	0.96%	0.96%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	8.01%	5.83%	3.39%
Acquired Fund Fees and Expenses	[2]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		9.35%	7.92%	4.48%
Fee Waiver and Expense Reimbursements	[3]	(7.22%)	(5.04%)	(2.60%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		2.13%	2.88%	1.88%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year. The Fund will invest a portion of its assets in a wholly-owned Cayman subsidiary, as described below (the "Subsidiary"). "Other Expenses" include the expenses of the Subsidiary.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Monte Capital Group, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 2.00%, 2.75%, and 1.75%, of the Fund's average net assets, for Class A, Class C, and Class I shares, respectively, through July 31, 2016, and then 3.00%, 3.75% and 2.75% for Class A, Class C and Class I shares, respectively, adjusted annually of the average daily net assets through March 31, 2025 This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund's annual operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Monte Chesapeake Macro Strategies Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	754	1,349	1,968	3,627
Class C Shares	291	1,067	1,862	3,938
Class I Shares	191	771	1,377	3,017

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of the portfolio.

Principal Investment Strategies.

The Fund seeks to achieve its investment objectives of positive absolute return andlong-term capital appreciationthrough exposure to global trading programs by investing in derivative instruments, equity and fixed income securities, and other instruments to establish long and short investment exposures around the world using the following principal strategies:

• Multi-Asset, Long/Short Global Macro Strategy: The Fund pursues its multi-asset, long/short global macro strategy (the “Global Macro Strategy”) by investing globally across a wide range of asset classes, including equities, fixed income, currencies and commodities, utilizing a portfolio of futures, forwards, options, spot contracts and swaps (collectively “Futures Interest Contracts”), including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures, equity swaps and options on equity indices, global developed and emerging market currency forwards, commodity futures and swaps, global developed fixed income futures, and bond and interest rate futures and swaps. As a part of the Macro Strategy, the Fund may also invest in individual equity securities, specifically common stocks. The Global Macro Strategy has the flexibility to shift its allocation across these asset classes and markets around the world, based on their relative attractiveness. Furthermore, the Global Macro Strategy seeks to take advantage of market trends that are derived from various macroeconomic and non-macroeconomic factors. The Fund may, directly or indirectly as described below, enter into both long and short positions in Futures Interest Contracts and long only positions in common stocks. The Adviser will apply its trading strategies to a spectrum of markets, asset classes (including equities, bonds, currencies, commodities) and financial instruments (such as Futures Interest Contracts, other funds and cash). The investment decisions are based on market movement and market trends that result from various factors including changes in interest rates, inflation, economic cycles and political circumstances. Once a market trend has been identified, the Adviser will establish its positions. The Fund may invest in multiple countries and frequently has significant exposure to foreign currencies and investments. Although the Fund typically will invest up to 30% of its assets in foreign markets, the Fund reserves the right to invest in foreign markets without limitation. The Fund may gain exposure to Futures Interest Contracts by investing in the instrument directly or indirectly by investing in a wholly-owned and controlled subsidiary, MHB Fund Limited, an exempted company incorporated in the Cayman Islands with limited liability (the “Subsidiary”) that invests in those instruments. The Fund, directly or indirectly through the Subsidiary, may also gain exposure to Futures Interest Contracts through investments in other investment companies, including exchange-traded funds or by allocating assets to a multi-strategy single portfolio manager or commodity pools (each an “Underlying Pool”), including one or more Underlying Pools managed or operated by Chesapeake Capital Corporation (“Chesapeake”). Chesapeake, as manager of one or more Underlying Pools, allocates to commodity trading advisers (each a “CTA”) – via separately managed accounts - according to the CTA’s correlation to the Underlying Pool’s overall portfolio. Each Underlying Pool and or instrument invests according to the manager’s trading strategy, and will generally trade a diversified portfolio of Futures Interest Contracts. The Fund may invest up to 100% of its assets in other investment companies.

• Short to Medium-Term Fixed Income Strategy: For the short-to medium term fixed income strategy (“Fixed Income Strategy”), decisions are driven by liquidity, rating and time to maturity. This portion of the portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income, and will involve investment in securities including but not limited to: cash, cash equivalents, and upper medium investment grade to prime investment grade, short-term debt securities and money market instruments.

This portion of the portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income, and will involve investment in securities including but not limited to: cash, cash equivalents, and upper medium investment grade to prime investment grade, short-term debt securities and money market instruments.

Under normal market conditions, the Fund will invest a portion of its assets (either directly or through Underlying Pools) in foreign investments unless market conditions are not deemed favorable by the Adviser in which case the Fund may not hold any non-U.S. investments. The Fund may also invest in companies of emerging market countries. The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. In addition, the Fund may invest in securities of any market capitalization.

The Fund may execute its Global Macro Strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in an Underlying Pool(s) or other instruments. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures as the Fund.

The Fund may also pursue its Global Macro Strategy by investing a portion of its assets directly in certain financial-related derivatives and equities. The Fund anticipates that it will generally invest between 10-90% of its assets (whether directly or through the Subsidiary) pursuant to the Global Macro Strategy. The Fund anticipates that it will generally invest between 10-30% of its assets pursuant to the Fixed Income Strategy, although it reserves the right to invest up to 100% of its assets pursuant to the Fixed Income Strategy.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Absolute Return Strategy Risk: The Fund employs an “absolute return” investment approach, and seeking to achieve returns that are largely independent of broad movements in stocks and bonds. Unlike equity funds, the Fund should not be expected to benefit from general equity market returns. Different from fixed income funds, the Fund may not generate current income and should not be expected to experience price appreciation as interest rates decline.

• Foreign and Emerging Market Investment Risk: Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The foregoing risks may be greater in frontier markets. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

• Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Geographic Risk: Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

• Equity Investing Risk: The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.

• Fixed Income Securities Risk: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

• Interest Rate Risk: The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

• Active Trading Risk: A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• General Market Risk: The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Other Investment Companies Risk: The Fund may invest in exchange-traded funds and other investment companies, such as mutual funds. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

• Limited History of Operations: The Fund has a limited history of operation. In addition, the Adviser has limited experience managing a mutual fund.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Short Position Risk: While the Fund reserves the right to engage in short sale transactions directly, generally, exposure to most short positions will be through Underlying Pools. As a result, the Underlying Pools (and indirectly the Fund) will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument. The Underlying Pools’ losses are potentially unlimited in a short position transaction.

• Strategy Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund. Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters pending a review of its position. If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

• Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager. Management fees typically are based on the leveraged account size and not the actual cash invested in the Underlying Pool. Based on expected leverage levels, the management fees paid by the Underlying Pools to their managers will represent between 0% and approximately 12.5% of the Fund’s investment in the Underlying Pools. Depending on the fee, this represents between 0 to 2.5% of the Fund’s assets. Performance fees will range from 10% to 35% of each Underlying Pool’s returns and are computed for each Underlying Pool without regard the performance other Underlying Pools. Accordingly, the Fund may indirectly pay a performance fee to an Underlying Pool’s manager with positive investment performance, even if the Fund’s overall returns are negative. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Adviser has, on behalf of the Subsidiary, filed with the National Futures Association a notice claiming exemption from the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC Regulations. The CFTC regulations provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund). Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance.

The bar chart and performance table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2014 compare with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. Performance prior to December 1, 2013 reflects the performance of the Fund’s previous investment adviser, RJO Investment Management, LLC. Performance prior to July 14, 2015 reflects the performance of the Fund under its previous investment strategy Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at 1-855-542-4642.

Class A Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 5.41% (for the quarter ended December 31, 2013). The worst performance was -10.39% (for the quarter ended September 30, 2012).

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns - Monte Chesapeake Macro Strategies Fund		Label	One Year	Since Inception		Inception Date
Class A Shares		Return Before Taxes	(11.87%)	(6.80%)	[1]	Dec. 16, 2011
Class A Shares | After Taxes on Distributions			(11.87%)	(6.80%)
Class A Shares | After Taxes on Distributions and Sales			(6.72%)	(5.09%)
Class C Shares		Return Before Taxes	(7.07%)	(5.54%)	[1]	Dec. 16, 2011
Class I Shares		Return Before Taxes	(6.53%)	(4.87%)	[1]	Dec. 16, 2011
Barclay Global Macro Index (reflects no deduction for fees, expenses or taxes)			3.92%	11.68%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)			5.05%	34.73%
BofAML 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[2]		(0.03%)	0.07%
[1]	The Fund commenced operations on December 16, 2011.
[2]	Effective July 14, 2015, the Fund changed its primary benchmark from the BofAML 3 Month Treasury Bill Index to the Barclays Global Macro Index, to align better with the neutral state of the Fund's revised investment strategy.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Barclay Global Macro Index is an unmanaged index that tracks the performance of approximately 175 global macro funds. Only funds that provide net returns are included and ranked by ending monthly values. Investing in an Index is not possible.

Morningstar Moderate Target Risk Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS.

The BofAML 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Investing in an Index is not possible.